INCOME PER SHARE	12 Months Ended
Dec. 31, 2017
INCOME(LOSS) PER SHARE
INCOME PER SHARE
19. INCOME PER SHARE

Basic and diluted net income per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income :	696,338,805	33,135,116	122,216,243
Numerator for basic and diluted net income per share	696,338,805	33,135,116	122,216,243
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	126,758,363	137,621,702	138,794,624
Dilutive effect of share options	1,593,216	897,122	758,702
Dilutive effect of restricted shares and restricted share units	52,298	33,207	40,591
Denominator for diluted income per share calculation	128,403,877	138,552,031	139,593,917
Basic net income per share attributable to the Company’s common shareholders	5.49	0.24	0.88
Diluted net income per share attributable to the Company’s common shareholders	5.42	0.24	0.88
Basic net income per ADS*	10.99	0.48	1.76
Diluted net income per ADS*	10.85	0.48	1.75

* Each ADS represents two Class A common shares.

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net earnings per share is computed using the weighted average number of common shares and dilutive common share equivalents outstanding during the period. The effects of outstanding share options, restricted shares and restricted share units of 2,828,588, 2,753,664 and 1,584,581 shares on a weighted average basis were anti-dilutive and excluded from the computation of diluted net income per share for the years ended December 31, 2015, 2016 and 2017, respectively.

The Company does not distinguish between Class A and Class B common shares for purposes of presenting basic or diluted earnings per share as each share class has identical privileges with respect to undistributed and distributed earnings.